SUPPLEMENT DATED OCTOBER 1, 2018 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2018

New York Life Complete Access Variable Annuity

New York Life Complete Access Variable Annuity II

New York Life Elite Variable Annuity

New York Life Essentials Variable Annuity

New York Life Flexible Premium Variable Annuity

New York Life Flexible Premium Variable Annuity II

New York Life Flexible Premium Variable Annuity III

New York Life Income Plus Variable Annuity

New York Life Income Plus Variable Annuity II

New York Life Premier Variable Annuity

New York Life Premier Variable Annuity II

New York Life Premier Plus Variable Annuity

New York Life Premier Plus Variable Annuity II

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

New York Life Premium Plus Elite Variable Annuity

New York Life Variable Annuity

TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2016

New York Life Access Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2009

New York Life Longevity Benefit Variable Annuity	New York Life Select Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008

New York Life (formerly MainStay) Access Variable Annuity New York Life (formerly MainStay) Plus Variable Annuity New York Life (formerly MainStay) Plus II Variable Annuity	New York Life (formerly MainStay) Premium Plus Variable Annuity New York Life (formerly MainStay) Premium Plus II Variable Annuity New York Life (formerly MainStay) Select Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-I	NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-II	NYLIAC Variable Annuity Separate Account-IV

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable annuity policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement describes changes to an investment option available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

This supplement describes changes to the MainStay VP T. Rowe Price Equity Income portfolio (the “Portfolio) that will become effective immediately.

The following will replace the existing entry in the table showing “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees*	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense After Fee Waiver and/or Expense Reimbursement
MainStay VP T. Rowe Price Equity Income – Service Class	0.72%	0.25%	0.03%	1.00%	(--)	1.00%
*	The management fee is as follows: 0.725% on assets up to $500 million; 0.70% on assets from $500 million to $1 billion; and 0.675% on assets over $1 billion.

New York Life Insurance and Annuity Corporation (a Delaware Corporation)

51 Madison Avenue

New York, New York 10010

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